Finance cost	12 Months Ended
Mar. 31, 2022
Finance Cost
Finance cost

16 Finance cost

	March 31,
	2020	2021	2022
Bank charges	27,154	10,436	5,546
Foreign exchange loss (net)	-	11,584	-
Interest on borrowings recognised at amortised cost	106,328	18,909	6,946
Interest on lease liabilities	56,394	72,033	43,871
Unwinding of other financial liabilities	3,411	4,290	44,090
Total	193,287	117,252	100,453

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)